Leases - Schedule Of Future Minimum Lease Payments Under Non-Cancellable Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Remanider of 2023	$ 107	$ 398
2024	402	371
2025	371	366
2026	367	367
2027	412	412
2028	412	412
Thereafter	1,220	1,220
Total future minimum lease payments	3,291	3,546
Less: imputed interest	(899)	(1,041)
Total	2,392	2,505
Less: lease liability, current	225	205	$ 0
Total long-term lease liability	2,167	2,300	1,209
Finance Leases
Remanider of 2023	2	390
2024	10	10
2025	32	32
2026	65	66
2027	0	0
2028	0	0
Thereafter	0	0
Total future minimum lease payments	109	498
Less: imputed interest	(10)	(23)
Total	99	475
Plus: lease asset, current	1	1	20
Less: lease liability, current	6	377	0
Total long-term lease liability	$ 94	$ 98	$ 433